Related Parties - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2015	Sep. 30, 2013
Related Party Transaction [Line Items]
Ownership percentage	100.00%	100.00%
Debt amount	$ 569,030	$ 560,992	$ 556,118
Common stock entitled to purchase (in shares)	10,773,816	10,773,816
Investor [Member] | ASOF [Member]
Related Party Transaction [Line Items]
Ownership percentage	78.60%
Investor [Member] | ASOF [Member] | Debt Refinance [Member]
Related Party Transaction [Line Items]
Debt issuance cost	$ 6,800
Investor [Member] | ASOF [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock entitled to purchase (in shares)	6,066,575
Investor [Member] | ASOF [Member] | PIK Interest Notes Issued [Member]
Related Party Transaction [Line Items]
Debt amount	$ 2,300
Investor [Member] | ASOF [Member] | Second Lien Term Loans [Member]
Related Party Transaction [Line Items]
Debt amount	55,000
Investor [Member] | ASOF [Member] | Third Lien Notes [Member]
Related Party Transaction [Line Items]
Debt amount	116,000
Investor [Member] | Phoenix [Member] | Debt Refinance [Member]
Related Party Transaction [Line Items]
Debt issuance cost	$ 300
Investor [Member] | Phoenix [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock entitled to purchase (in shares)	2,524,241
Investor [Member] | Phoenix [Member] | PIK Interest Notes Issued [Member]
Related Party Transaction [Line Items]
Debt amount	$ 900
Investor [Member] | Phoenix [Member] | Second Lien Term Loans [Member]
Related Party Transaction [Line Items]
Debt amount	15,000
Investor [Member] | Phoenix [Member] | Third Lien Notes [Member]
Related Party Transaction [Line Items]
Debt amount	$ 58,900